Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business Combinations
Note 8. Business Combinations
As discussed in Note 1. Nature of Business, the Closing of the Business Combination occurred on October 2, 2024 pursuant to the terms of the Business Combination Agreement. Upon Closing, 250,000,000 shares of the
Company’s common stock (“Common Stock”), par value $0.0001 per share, and 25,000,000 shares of the Company’s preferred stock, par value $0.0001 per share, were authorized. Of the 25,000,000 shares of preferred stock authorized, the Company designated 3,000,000 shares as Series B preferred stock ("Series B Preferred Stock").
As a result of the Business Combination, (a) each Learn CW Class A ordinary share and Class B ordinary share issued and outstanding immediately prior to Closing (and not cancelled or redeemed) was converted into the right to receive one share of Common Stock; (b) each Learn CW public warrant and private placement warrant outstanding immediately prior to Closing was assumed and converted into a Company warrant ("Warrant"); (c) the Innventure LLC equity units (other than the Innventure LLC Class PCTA units ("Class PCTA Units") and Class I units ("Class I Units")) issued and outstanding immediately prior to Closing were converted into the right to receive shares of Common Stock; and (d) the Class PCTA Units and the Class I Units of Innventure LLC remained outstanding.
The Business Combination has been accounted for using the acquisition method of accounting. Holdco was determined to be the accounting acquirer as Innventure LLC was determined to be a VIE and Holdco was determined to be the primary beneficiary. In applying the VIE model, the Class I and Class PCTA Units and associated assets and liabilities are considered silos within Innventure LLC for which Holdco is not considered the primary beneficiary; therefore such silos were not acquired and are omitted from the Company’s consolidated financial statements. Accordingly, the Company recorded all assets acquired and liabilities assumed that Holdco was determined to be the primary beneficiary of at their acquisition date fair values, with any excess recognized as goodwill.
Consideration Transferred
The aggregate consideration for the Business Combination (the “Purchase Consideration”) paid to the holders of Innventure LLC’s outstanding equity and profits interests and warrants, other than the Class PCTA Units and the Class I Units (such holders, the “Innventure Members”), consisted of 43,494,999 shares of Common Stock. A portion of this Purchase Consideration to be delivered to Innventure Members consists of a contingent right to receive up to 5,000,000 (the “Company Earnout Shares”) shares of Common Stock. Refer to Note 10. Earnout Shares for more details on the Company Earnout Shares.
Immediately after giving effect to the Business Combination (including as a result of the conversions described above), there were 43,589,850 shares of Common Stock and 18,645,997 Warrants issued and outstanding. As of the Closing, the Innventure Members owned approximately 88.3% of the Company’s outstanding shares of Common Stock and the former shareholders of Learn CW, including (i) Learn CW's sponsor, CWAM LC Sponsor LLC (the “Sponsor”) and (ii) Learn CW's independent directors, owned approximately 13.7% of the Company’s outstanding shares of Common Stock.
The number of shares of Common Stock issued and outstanding at the Closing of the Business Combination were:

Innventure LLC Units	Immediately Prior to Closing	Common Stock Conversion Ratio	Common Stock Upon Closing
Class B Preferred Units	10,875,000	2.09	22,754,664
Class B-1 Preferred Units	5,609,951	2.09	11,738,165
Class A Units	342,608	2.09	716,867
Class C Units	1,570,125	2.09	3,285,303
Total	18,397,684		38,494,999

Learn CW Shares
Learn CW Public shareholders	1,027,674	1.00	1,027,674
Learn CW Class B Shareholders	5,000,000	1.00	5,000,000
Total	6,027,674		6,027,674

Less: Learn CW shares subject to clawback provisions	(932,823)

Total Common Stock Issued and Outstanding at Closing	43,589,850
The consideration transferred for the Business Combination is summarized as follows:

Holdco Common Stock transferred to Innventure Members(1)	$418,441
Contingent consideration(2)	53,980
Consideration transferred	472,421
Non-controlling interest(3)	343,030
Total business enterprise value	$815,451
__________________
(1)Represents the fair value of the 38,494,999 of aggregate consideration paid in shares (excluding the Company Earnout shares) at a Closing share price of $10.87.
(2)Represents the fair value of the Company Earnout Shares issued and contingently issuable to Innventure Members. Refer to Note 10. Earnout Shares for more details.
(3)The non-controlling interest represents the fair value of equity in Accelsius held by non-controlling parties. The fair value is calculated using a discounted cash flow methodology to determine the Accelsius equity value which is pro rated by the non-controlling ownership percentage (Level 3). Significant inputs used to measure the fair value of the non-controlling interest include the long-term growth rate of 3%, normalized tax rate of 27.9%, normalized net working capital of 18%, and weighted average cost of capital of 17.6%.

Investing cash flow activity as a result of the Business Combination is summarized as follows:

Amount
Cash consideration transferred	$—
Add: Cash and cash equivalents acquired	16
Investing cash flow activity as a result of the Business Combination	$16
On the Closing Date, Innventure settled certain obligations using cash from the Learn CW trust account that was released at Closing and financing secured through Series B Preferred Stock. The financing secured through Series B Preferred Stock is discussed in Note 13. Stockholders' Equity.

Amount
Cash proceeds from Learn CW trust account	$11,342
Net cash proceeds from Series B Preferred Stock issuance	10,572
Total Innventure, Inc. cash sources	$21,914

Payment of Learn CW accounts payable and accrued expenses	$9,233
Payment of Learn CW promissory note due to Sponsor	4,628
Payment of Innventure LLC transaction costs at Closing	6,206
Total cash uses	$20,067
Net cash proceeds	$1,847
The Business Combination has been accounted for as a business combination using the acquisition method of accounting. The total purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their respective fair values on the acquisition date.
The purchase consideration was allocated to the following assets and liabilities:

Amount
Assets acquired:
Cash and cash equivalents	$16
Accounts receivable	117
Due from related parties	210
Inventory	2,824
Prepaid expenses and other current assets	1,955
Equity method investments	18,449
Investment in debt securities - AFS	10,172
Property, plant, and equipment	1,227
Intangible assets	187,500
Other assets	829
Total assets acquired:	$223,299

Liabilities assumed:
Accounts payable	$6,286
Accrued employee benefits	7,617
Accrued expenses	1,972
Related party payable	13,932
Notes payable	975
Patent installment payable	13,600
Deferred tax liability	30,654
Other liabilities	748
Total liabilities assumed:	$75,784

Net identifiable assets acquired	$147,515

Goodwill	$667,936
The assessment of fair value is preliminary and is based on information that was available to management and through the end of the fiscal year. If additional information of events or circumstances that existed at Closing becomes available to management related to assets acquired or liabilities assumed subsequent to this preliminary assessment of fair value but not later than one year after Closing, measurement period adjustments will be recorded in the period in which they are determined, as if they had been completed at the Closing Date.
Goodwill is recognized as the excess of consideration over the net assets acquired of Innventure LLC and represents the value derived by Innventure LLC’s strong market position and assembled workforce. Goodwill arising from the Business Combination is attributable to the Company’s Technology segment and is not deductible for tax purposes.
The fair value of definite-lived intangible assets as of the Closing Date included:

Amount
Trade names	17,800
Customer relationships	4,600
Developed technology	165,100
Total	$187,500
Refer to Note 9. Goodwill and Intangible Assets for additional information.
The Predecessor financial statements for the year ended December 31, 2023, include $3,452 transaction costs from Innventure LLC and for the period from January 1, 2024 to October 1, 2024 include $9,627 of transaction costs from Innventure LLC. These transaction costs are recorded within General and administrative expenses within the consolidated statements of operations and comprehensive income (loss). Prior to the Closing Date, Learn CW incurred $9,233 of transaction costs related to the Business Combination, which are not reported in the Predecessor consolidated statements of operations and comprehensive income (loss) since Learn CW is not the Predecessor; these transaction costs are included within Accumulated deficit for the Successor period beginning October 2, 2024. Innventure LLC contributed revenues of $455 and net loss of $18,333 in the consolidated statements of operations and comprehensive income (loss) for the Successor period from October 2, 2024 through December 31, 2024.
Innventure LLC incurred certain acquiree expenses contingent solely upon the consummation of the Business Combination. Such costs consisted of $5,292 in transaction costs and $223 of expense related to share-based award accelerated vesting. Such costs are presented “on the line” and are not reflected in either Predecessor or Successor financial statement periods. “On the line” describes those expenses triggered by the consummation of a business combination that are not recognized in the consolidated statements of operations and comprehensive income (loss) as they are not directly attributable to either period but instead were contingent on the Business Combination.
Pro Forma Financial Information (Unaudited)
The following unaudited pro forma financial information summarizes the results of operations for the Company as though the Business Combination had occurred as of the beginning of the comparable prior annual reporting period. The Successor and Predecessor Periods for the year ended December 31, 2024 have been combined. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the Business Combination taken place on the date indicated, or the future consolidated results of operations of the Company.
The unaudited pro forma results reflect the step-up amortization adjustments for the fair value of intangible assets acquired, transaction expenses, public warrant reclass from liabilities to equity, removal of Learn CW investment income, and accelerated vesting of equity-based compensation. The amounts of revenue for the years ended December 31, 2024 and 2023 are $1,219 and $1,117, respectively. The amounts of net loss for the years ended December 31, 2024 and 2023 are $105,972 and $74,165, respectively.